Income Tax - Schedule of income tax expense in the consolidated financial statements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax expense	$ 17,384,600	$ 11,947,717	$ 18,717,802
Loss / (Profit) for deferred taxes	985,266	(9,637,407)	19,643,360
Total income tax	18,369,866	2,310,310	38,361,162
Income tax (profit) / loss recorded in other comprehensive income	(2,447,327)	2,355,647	376,372
Total income tax expense	$ 15,922,539	$ 4,665,957	$ 38,737,534